Warrants to Purchase Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
Schedule of Warrant Outstanding and Warrant Activity

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2025	Warrants Issued	Warrants Exercised	Warrants Expired	Adjustments (ii)	Balance March 31, 2026
Secured Promissory Note Warrants	Equity (i)	$0.01	3/30/2031	1,601,052	-	-	-	196,525	1,797,577
Default Warrants	Equity (i)	$0.01	3/30/2031	800,526	-	-	-	69,638	870,164
Service Provider Warrants	Liability	$0.01	12/31/2026	-	4,794,604	-	-	-	4,794,604
Placement Agent Warrants	Liability	$5.38	1/12/2031	-	36,822	-	-	-	36,822
Unsecured Promissory Note Warrants	Equity	$0.00	8/24/2034	99,072	-	-	-	-	99,072
				2,500,650	4,831,426	-	-	266,163	7,598,239

(i)	The secured promissory note warrants and default warrants were reclassified to equity upon the conversion to the convertible promissory notes in connection with the Series A-I Closing in January and February 2026.

(ii)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization determined upon the Series A financing. The Secured Promissory Note Warrants and the Default Warrants entitled holders to a specified percentage of fully diluted equity rather than a fixed number of shares prior to their reclassification to equity.

Description	Classification	Exercise Price	Expiration Date	Balance December 31, 2024	Warrants Issued	Warrants Exercised	Warrants Expired	Adjustments (i)	Balance December 31, 2025
Secured Promissory Note Warrants	Liability	$0.01	11/24/2033	1,411,508	-	-	-	89,478	1,500,986
Secured Promissory Note Warrants	Liability	$0.01	12/5/2033	94,101	-	-	-	5,965	100,066
Default Warrants	Liability	$0.01	11/24/2033	-	600,395	-	-	-	600,395
Default Warrants	Liability	$0.01	12/5/2033	-	200,131	-	-	-	200,131
Pre-funded warrants	Equity	$0.01	(ii)	-	694,673	(694,673)	-	-	-
Unsecured Promissory Note Warrants	Equity	$0.00	8/24/2034	99,072	-	-	-	-	99,072
				1,604,681	1,495,199	(694,673)	-	95,443	2,500,650

(i)	Reflects changes in estimated shares issuable due to changes in the Company’s fully diluted capitalization from December 31, 2024 to December 31, 2025. The Secured Promissory Note Warrants entitle holders to a specified percentage of fully diluted equity rather than a fixed number of shares.
(ii)	Pre-funded warrants were exercisable for two business days from date of issuance and were immediately exercised upon issuance.